Property, Plant And Equipment, Net (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Internal Costs Capitalized		$ 217	$ 306
Property, Plant and Equipment, Net		9,857	18,015
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	[1]	38,587	33,444
Impairments		6,473
Bow Office Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net		$ 1,179	1,431
Term Of Lease Agreement In Years		25 years
Property, Plant and Equipment, Useful Life		60 years
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net		$ 376	547
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		310	225
Canadian Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net		1,100	2,338
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	[1]	14,170	16,566
Impairments		0	0	$ 0
USA Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net		7,249	13,817
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	[1]	23,822	16,260
Impairments		6,473	0	$ 0
Market Optimization [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net		1	1
Corporate & Other [Member]
Property, Plant and Equipment [Line Items]
Fully Amortized Property Costs		58	65
Property, Plant and Equipment, Net		$ 1,507	$ 1,859

[1]	Depreciation, depletion and amortization.